Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 16,216	$ 2,609
Accounts receivable	13,735	46,417
Prepaid expenses	0	79,464
Total current assets	29,951	128,490
Investments in mineral properties, net of accumulated amortization of $132,499 and $135,987, respectively	1,582,324	1,965,577
Capitalized financing costs, net of amortization of $6,737 and $0, respectively	41,263	0
Total assets	1,653,538	2,094,067
Current liabilities:
Accounts payable and other liabilities	567,629	565,552
Short term note from officer	39,200	0
Note payable and accrued interest	0	202,484
Convertible debenture, net of discount of $0 and $212,070	0	2,164,205
Convertible debenture	0	633,306
Accrued interest on convertible debenture	41,073	456,638
RoyaltyRoyalty interestinterest payablepayable	0	113,164
Derivative liability	559	0
Loan guarantee	0	94,860
Total current liabilities	648,461	4,230,209
Long term liabilities:
Note payable, net of discount of $178,471 and $0	359,529	0
Convertible debenture	633,306	0
Total long term liabilities	992,835	0
Total liabilities	1,641,296	4,230,209
Stockholders' equity (deficit):
Common stock, $0.001 par value, 200,000,000 shares authorized, 47,620,406 and 32,867,028 shares issued and outstanding as December 31, 2012 and 2011, respectively	47,621	32,867
Common stock to be issued; 6,423,708 and 0 shares as of December 31, 2012 and 2011	6,424	0
Additional paid-in capital	13,731,097	8,313,575
Accumulated comprehensive gain (loss)	4,706	(8,114)
Accumulated deficit	(13,777,606)	(10,474,470)
Total stockholders' equity (deficit)	12,242	(2,136,142)
Total liabilities and stockholders' equity (deficit)	$ 1,653,538	$ 2,094,067